Intangible Asset (Tables)	3 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

Intangible assets consist of the following:

	March 31, 2018	March 31, 2017
Gross intangible assets
Exclusive license rights to CTP-499	$11,038,929	$-
Less: Accumulated amortization	(25,435)	-
Total intangible assets, net	$11,013,494	$-